Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 185,175	$ 694,207
Short-term investments	851,327	339,006
Account and financing receivables, net	142,886	69,967
Prepaid and other current assets	40,122	15,091
Due from related parties	2,608	2,971
Total current assets	1,222,118	1,121,242
Long-term investments, net	63,305	30,152
Fixed assets, net	147,495	139,209
Goodwill	5,625	5,908
Intangible assets, net	1,349	1,328
Deferred tax assets, net	13,793	15,006
Other assets (including due from related parties of US$2,337 and US$2,224, respectively, as of December 31, 2017 and 2018)	9,159	8,191
Total assets	1,462,844	1,321,036
LIABILITIES
Accounts payable (including accounts payable of consolidated variable interest entities, or "VIEs", without recourse to the Company of US$18,955 and US$57,051, respectively, as of December 31, 2017 and 2018)	108,679	73,018
Accrued and other short-term liabilities (including accrued and other short-term liabilities of consolidated VIEs without recourse to the Company of US$44,751 and US$49,493, respectively, as of December 31, 2017 and 2018)	151,399	164,269
Receipts in advance (including receipts in advance of consolidated VIEs without recourse to the Company of US$7,889 and US$3,647, respectively, as of December 31, 2017 and 2018)	65,324	66,199
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of US$1,292 and US$1,692, respectively, as of December 31, 2017 and 2018)	32,079	29,719
Taxes payable (including taxes payable of consolidated VIEs without recourse to the Company of US$9,232 and US$6,582, respectively, as of December 31, 2017 and 2018)	60,433	56,481
Due to related parties (including due to related parties of consolidated VIEs without recourse to the Company of US$20,394 and US$20,552, respectively, as of December 31, 2017 and 2018)	38,425	23,109
Total current liabilities	456,339	412,795
Total liabilities	456,339	412,795
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	929,818	913,147
Treasury stock (US$0.001 par value, 15,233,300 and 11,310,800 shares as of December 31, 2017 and 2018, respectively)	(27,870)	(27,869)
Retained earnings	125,959	27,178
Accumulated other comprehensive loss	(21,799)	(4,606)
Total shareholders' equity	1,006,505	908,241
Total liabilities and shareholders' equity	1,462,844	1,321,036
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	118	112
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	$ 279	$ 279